Document and Entity Information	12 Months Ended
Jul. 31, 2019 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	ATIF Holdings Ltd
Document Period End Date	Jul. 31, 2019
Entity Well Known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,074,672
Current Fiscal Year End Date	--07-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001755058
Amendment Flag	false
Entity Ex Transition Period	false
Trading Symbol	ATIF
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes